Schedule of Future Minimum Lease Payments of Operating Lease (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
2024	$ 538,112
2023	734,612	$ 1,545,103
2024	468,745	1,152,928
2025	236,609	887,061
2026	73,823	628,509
Thereafter		137,383
Total	2,133,592	4,432,675
Less: discount to fair value	(143,280)	(410,555)
Total operating lease liability on September 30, 2022	1,990,312	$ 4,022,120
2027 and thereafter	81,691
Theralink Technologies Inc [Member]
2024	121,993
2023	125,652		$ 119,310
2024	129,422		122,893
2025	134,179		126,580
2026	138,204		130,377
Thereafter	1,309,553
Total	1,959,003		2,048,290
Less: discount to fair value	(794,465)		(864,978)
Total operating lease liability on September 30, 2022	$ 1,164,538		1,183,312	$ 176,893
2027 and thereafter			$ 1,549,130